Financial Risk Management - Summary of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 331,290	₩ 343,738
Provision	95,060	69,972
Written-off	(54,528)	(80,126)
Others	7,804	(2,294)
Ending balance	379,626	331,290
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Beginning balance	183,636	218,543
Provision	82,123	114,501
Written-off	(105,169)	(150,014)
Others	44,384	15,547
Reversal	(380)	(14,941)
Ending balance	₩ 204,594	₩ 183,636